Shareholders’ Equity - Schedule of Stock Warrant Activities (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Outstanding, March 31	167,233,848
Outstanding, March 31
Outstanding, March 31	3 years 9 months 18 days
Granted	52,020,000	112,153,848
Granted	$ 3.275	$ 3.3
Granted	4 years 10 months 24 days	2 years 8 months 12 days
Exercisable, March 31, 2024	167,233,848	112,153,848
Exercisable, March 31, 2024		$ 3.3
Exercisable, March 31, 2024	3 years 9 months 18 days	2 years 9 months 18 days
Granted on January 6, 2025	3,060,000
Granted on January 6, 2025	$ 3.44
Granted on January 6, 2025	4 years 9 months 18 days